Income taxes (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate	21.00%	21.00%
Less: rate attributable to noncontrolling interest	(17.52%)	(19.27%)
State income taxes (net of federal benefit)	0.17%	0.50%
Permanent differences	(2.71%)	0.00%
Effective rate change	0.01%	0.00%
Increase in valuation allowance	(0.96%)	0.00%
Other	(0.02%)	0.00%
Effective income tax rate	(0.03%)	2.23%